Application of New Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Amended and Revised Standards and Interpretations
3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS
a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year.

The Company has applied the amendments to IFRSs included in Annual Improvements to IFRSs 2015-2017 Cycle, Amendments to IFRS 9 “Prepayment Features with Negative Compensation”, IFRS 16 “Leases”, Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”, Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”, and IFRIC 23 “Uncertainty over Income Tax Treatments” for the annual period that began on or after January 1, 2019.

The adoption and impact of these standards from January 1, 2019 are described as below and the new accounting policies are disclosed in Note 4. The other standards did not have material impact on the Company’s accounting policies.

IFRS 16 “Leases”

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessee and lessor. It supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, and a number of related interpretations. Refer to Note 4 for information relating to the relevant accounting policies.

Definition of a lease

A lease is defined as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration under IFRS 16.

The Company elects to apply the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 are not reassessed and are accounted for in accordance with the transitional provisions under IFRS 16.

The Company as lessee

The Company recognizes right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value asset and short-term leases are recognized as expenses on a straight-line basis. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. On the consolidated statements of cash flows, cash payments for the principal portion of lease liabilities are classified within financing activities; cash payments for the interest portion are classified within operating activities. Prior to the application of IFRS 16, payments under operating lease contracts were recognized as expenses on a straight-line basis. Cash flows for operating leases were classified within operating activities on the consolidated statements of cash flows.

The Company elects to apply IFRS 16 retrospectively with the cumulative effect of the initial application of this standard recognized in retained earnings on January 1, 2019. Comparative information is not restated.

Lease liabilities were recognized on January 1, 2019 for leases previously classified as operating leases under IAS 17. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liabilities. The Company applies IAS 36 to all right-of-use assets.

The Company also applies the following practical expedients:

1)The Company accounts for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.
2)	The Company excludes initial direct costs from the measurement of right-of-use assets on January 1, 2019.
3)	The Company uses hindsight, such as in determining lease terms, to measure lease liabilities.

The weighted average lessee’s incremental borrowing rate applied to lease liabilities recognized on January 1, 2019 is 6%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$599,393
Less: Recognition exemption for short-term leases	(261,622)
Less: Recognition exemption for leases of low-value assets	(1,097)
Undiscounted amounts on January 1, 2019	$336,674
Discounted amounts using the incremental borrowing rate on January 1, 2019	$323,850
Lease liabilities recognized on January 1, 2019	$323,850

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying Amount as of January 1, 2019	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850
Lease liabilities - current	$—	$219,039	$219,039
Lease liabilities - non-current	$—	104,811	$104,811
Total effect on liabilities		$323,850

b.	New and revised IFRSs issued but not yet effective

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”	January 1, 2020
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current”	January 1, 2022
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)

Note 1:	Unless stated otherwise, the above New IFRSs are effective for annual periods beginning on or after their respective effective dates.
Note 2:

The Company shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3:	The Company shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.

As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing the possible impact that the application of other standards and interpretations will have on the Company’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.